UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 16, 2008 to August 15, 2008

Commission File Number of issuing entity: 333-130966-03

JOHN DEERE OWNER TRUST 2008

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-130966

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

26-6342804
(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 600 1 East First Street
Reno, Nevada	89501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b)
Class A-1 2.74080% Asset Backed Notes			X
Class A-2 3.63% Asset Backed Notes			X
Class A-3 4.18% Asset Backed Notes			X
Class A-4 4.89% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 15, 2008, a distribution was made to holders of notes of John Deere Owner Trust 2008.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

	99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2008, relating to the August 15, 2008 distribution.

	99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2008, relating to the August 15, 2008 distribution.

	99.3	Servicer Certificate, relating to the August 15, 2008 distribution.

(b)	The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: August 22, 2008	By:	/s/ Mary K. W. Jones
		Name:	Mary K. W. Jones
		Title:	Secretary

EXHIBIT INDEX

Exhibit Number	Description

99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2008, relating to the August 15, 2008 distribution.

99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2008, relating to the August 15, 2008 distribution.

99.3	Servicer Certificate, relating to the August 15, 2008 distribution.

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